Restricted Stock Plan (Tables)	12 Months Ended
Dec. 31, 2024
Restricted Stock Plan
Schedule of nonvested restricted shares

A summary of the status of the Company’s nonvested restricted shares as of December 31, 2024, and changes during the year then ended, is presented below:

		Weighted-
		Average
		Grant-Date
	Shares	Fair Value
Nonvested, beginning of year	217,500	$11.79
Granted	139,290	11.67
Vested	(69,000)	12.71
Forfeited	—	—
Nonvested, end of year	287,790	$11.68